Performance Management - AAM Low Duration Preferred and Income Securities ETF	Jun. 17, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance and the Fund’s primary benchmark index, the Index and the ICE Exchange-Listed Preferred & Hybrid Securities Index, the Fund’s secondary benchmark index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.aamlive.com/ETF.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	www.aamlive.com/ETF